Accounts Payable amd Accrued Liabilities (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Payables and Accruals [Abstract]
Accounts Payable	$ 265,982	$ 373,882	$ 231,429	$ 130,368
Accrued Compensation	22,500	215,026	55,416
Other Accrued Expenses	117,631	161,899	154,345	207,498
Total	$ 406,113	$ 81,248	$ 382,820	$ 58,399